As filed with the Securities and Exchange Commission on November 21, 2019

1933 Act File No. 333-232752

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒

MFS® SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02119-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02119-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of Securities Being Registered: Class A, Class T, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares of beneficial interest in the series of the Registrant designated MFS Core Equity Fund, a series of MFS Series Trust I

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-7638)

This amendment to the Registration Statement on Form N-14 of MFS Series Trust 1 on behalf of its series MFS Core Equity Fund, filed with the Securities and Exchange Commission on July 22, 2019 (Accession No. 0001193125-19-198953; 1933 Act No. 333-232752) (the “Registration Statement”), is being filed to add Exhibit 12 to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

MFS SERIES TRUST I

On behalf of MFS® Core Equity Fund

PART C

OTHER INFORMATION

Item 16.	Exhibits:

(12)	Opinion of Ropes & Gray LLP as to tax matters, including consent; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registrations Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 21st day of November 2019.

MFS® SERIES TRUST I

By:	DAVID L. DILORENZO*
Name:	David L. DiLorenzo
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on November 21, 2019.

SIGNATURE	TITLE

DAVID L. DILORENZO* David L. DiLorenzo	President (Principal Executive Officer)

JAMES O. YOST* James O. Yost	Principal Financial and Accounting Officer

STEVEN E. BULLER* Steven E. Buller	Trustee

JOHN A. CAROSELLI* John A. Caroselli	Trustee

MAUREEN R. GOLDFARB* Maureen R. Goldfarb	Trustee

MICHAEL HEGARTY* Michael Hegarty	Trustee

PETER D. JONES* Peter D. Jones	Trustee

JOHN P. KAVANAUGH* John P. Kavanaugh	Trustee

JAMES W. KILMAN* James W. Kilman	Trustee

ROBERT J. MANNING* Robert J. Manning	Trustee

CLARENCE OTIS, JR.* Clarence Otis, Jr.	Trustee

MARYANNE L. ROEPKE* Maryanne L. Roepke	Trustee

ROBIN A. STELMACH* Robin A. Stelmach	Trustee

LAURIE J. THOMSEN* Laurie J. Thomsen	Trustee

*By:	CHRISTOPHER R. BOHANE
Name:	Christopher R. Bohane as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated July 19, 2019 (Trustees) and a Power of Attorney, dated July 19, 2019 (DiLorenzo) (Yost), filed herewith.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(12)	Opinion of Ropes & Gray LLP as to tax matters, including consent; filed herewith.